UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

FEBRUARY 28, 2007

Legg Mason Partners

Aggressive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners

Aggressive Growth Fund

Semi-Annual Report  •  February 28, 2007

What’s

Inside

Fund Objective

The Fund seeks capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

U.S. economic growth was mixed during the six-month reporting period. Gross domestic product (“GDP”)i increased a sharp 5.6% in the first quarter of 2006, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% and it further moderated to 2.0% in the third quarter. The economy then strengthened somewhat in the fourth quarter due, in part, to increased consumer spending. Over this time, GDP growth was 2.5%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next five meetings and again in March 2007 after the reporting period ended. In its statement accompanying the March 2007 meeting, the Fed stated, “Recent indicators have been mixed and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to continue to expand at a moderate pace over coming quarters.” “…the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

After treading water during the first half of 2006, stocks rallied sharply and generated strong results during the six-month reporting period. Early in 2006, continued Fed rate hikes, record high oil prices and uncertainty about the economy dragged down the stock market. However, oil prices then retreated, the economy began to weaken and the Fed held rates steady. These factors, combined with continued strong corporate profits, propelled the market higher. Despite a period of weakness late in the period, all told, the S&P 500 Indexiv returned a solid 8.93% during the six months ended February 28, 2007.

Looking at the market more closely, mid-cap stocks outperformed their small- and large- cap counterparts, with the Russell Midcapv, Russell 2000vi, and Russell 1000vii Indexes

Legg Mason Partners Aggressive Growth Fund         I

returning 13.50%, 10.76%, and 9.68%, respectively. From an investment style perspective, value stocks slightly outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 9.87% and 9.67%, respectively.

Performance Review

For the six months ended February 28, 2007, Class A shares of Legg Mason Partners Aggressive Growth Fund excluding sales charges, returned 2.93%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 3000 Growth Index, which returned 9.67% for the same period. The Lipper Multi-Cap Growth Funds Category Average1 increased 9.88% over the same time frame.

Performance Snapshot as of February 28, 2007 (excluding sales charges) (unaudited)

6 months

Aggressive Growth Fund — Class A Shares	2.93%

Russell 3000 Growth Index	9.67%

Lipper Multi-Cap Growth Funds Category Average	9.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class B shares returned 2.50%, Class C shares returned 2.59% and Class I (formerly Class Y) shares returned 3.15% over the six months ended February 28, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Performance information for Class R shares is not provided as these shares commenced operations on December 28, 2006.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
Total Annual Operating Expenses
As of the Fund’s most recent prospectus dated April 16, 2007, the gross total annual operating expenses for Class A, Class B, Class C and Class I were 1.11%, 1.92%, 1.78% and 0.70%, respectively.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended February 28, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 519 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Aggressive Growth Fund

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals, and, where required, have obtained shareholder approval. As such, the following changes became effective as of the close of business, April 13, 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Certain changes regarding share class pricing and related matters were implemented on November 20, 2006. Please consult the Fund’s current prospectus for more information.

Legg Mason Partners Aggressive Growth Fund         III

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

April 16, 2007

IV         Legg Mason Partners Aggressive Growth Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund may invest a significant portion of its assets in small- and mid-cap companies, which may be more volatile than an investment that focuses only on large-cap companies. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Aggressive Growth Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2006 and held for the six months ended February 28, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	2.93%	$1,000.00	$1,029.30	1.12%	$5.64

Class B	2.50	1,000.00	1,025.00	1.95	9.79

Class C	2.59	1,000.00	1,025.90	1.78	8.94

Class I(5)	3.15	1,000.00	1,031.50	0.71	3.58

Class R(6)	(3.12)	1,000.00	968.80	1.22	2.04

(1)	For the six months ended February 28, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(6)	For the period December 28, 2006 (commencement of operations) to February 28, 2007.

2         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,019.24	1.12%	$5.61

Class B	5.00	1,000.00	1,015.12	1.95	9.74

Class C	5.00	1,000.00	1,015.97	1.78	8.90

Class I(4)	5.00	1,000.00	1,021.27	0.71	3.56

Class R(5)	5.00	1,000.00	1,006.42	1.22	2.08

(1)	For the six months ended February 28, 2007, unless otherwise noted.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(5)	For the period December 28, 2006 (commencement of operations) to February 28, 2007.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         3

Schedule of Investments (February 28, 2007) (unaudited)

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 17.6%
Media — 17.2%
9,900,000	Cablevision Systems Corp., New York Group, Class A Shares*	$291,654,000
868,000	CBS Corp., Class B Shares	26,343,800
2,091,000	Comcast Corp., Class A Shares*	53,780,520
17,250,000	Comcast Corp., Special Class A Shares*	439,012,500
1,700,000	Discovery Holding Co., Class A Shares*	27,302,000
771,931	Liberty Global Inc., Series A Shares*	22,223,894
782,848	Liberty Global Inc., Series C Shares*	21,340,436
875,000	Liberty Media Holding Corp., Capital Group, Series A Shares*	94,395,000
4,375,000	Liberty Media Holding Corp., Interactive Group, Series A Shares*	103,118,750
24,000,000	Sirius Satellite Radio Inc.*	87,600,000
19,000,000	Time Warner Inc.	386,650,000
868,000	Viacom Inc., Class B Shares*	33,886,720
5,500,000	Walt Disney Co.	188,430,000
1,100,000	World Wrestling Entertainment Inc.	17,512,000

	Total Media	1,793,249,620

Specialty Retail — 0.4%
2,907,200	Charming Shoppes Inc.*	36,252,784
111,900	J. Crew Group Inc.*	4,032,876

	Total Specialty Retail	40,285,660

	TOTAL CONSUMER DISCRETIONARY	1,833,535,280

ENERGY — 14.1%
Energy Equipment & Services — 8.2%
1,447,500	Core Laboratories NV*	114,178,800
5,099,700	Grant Prideco Inc.*	221,377,977
12,800,000	Weatherford International Ltd.*	513,920,000

	Total Energy Equipment & Services	849,476,777

Oil, Gas & Consumable Fuels — 5.9%
15,200,000	Anadarko Petroleum Corp.	611,496,000

	TOTAL ENERGY	1,460,972,777

FINANCIALS — 16.1%
Capital Markets — 13.7%
1,487,400	Cohen & Steers Inc.	62,217,942
30,000	Goldman Sachs Group Inc.	6,048,000
13,477,996	Lehman Brothers Holdings Inc.	987,937,107
4,400,000	Merrill Lynch & Co. Inc.	368,192,000

	Total Capital Markets	1,424,395,049

Diversified Financial Services — 0.5%
897,100	CIT Group Inc.	50,659,237

See Notes to Financial Statements.

4         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Shares	Security	Value

Thrifts & Mortgage Finance — 1.9%
4,500,000	Astoria Financial Corp.	$127,215,000
4,300,000	New York Community Bancorp Inc.	71,982,000

	Total Thrifts & Mortgage Finance	199,197,000

	TOTAL FINANCIALS	1,674,251,286

HEALTH CARE — 31.8%
Biotechnology — 15.2%
1,550,000	Alkermes Inc.*	25,420,000
6,800,000	Amgen Inc.*	436,968,000
599,500	AP Pharma Inc.*	791,340
8,000,000	Biogen Idec Inc.*	361,520,000
532,000	Genentech Inc.*	44,884,840
7,000,000	Genzyme Corp.*	432,600,000
4,600,000	ImClone Systems Inc.*	132,526,000
1,050,000	Isis Pharmaceuticals Inc.*	9,576,000
577,575	Micromet Inc.*	1,582,556
6,040,000	Millennium Pharmaceuticals Inc.*	65,232,000
880,000	Nabi Biopharmaceuticals*	4,664,000
2,000,000	Vertex Pharmaceuticals Inc.*	61,380,000
620,665	ViaCell Inc.*	3,264,698

	Total Biotechnology	1,580,409,434

Health Care Equipment & Supplies — 0.5%
864,400	Biosite Inc.*	45,916,928
87,500	Cytyc Corp.*	2,651,250

	Total Health Care Equipment & Supplies	48,568,178

Health Care Providers & Services — 8.5%
17,027,600	UnitedHealth Group Inc.	888,840,720

Life Sciences Tools & Services — 0.0%
200,000	Bioveris Corp.*	2,358,000
750,000	Nanogen Inc.*	1,065,000

	Total Life Sciences Tools & Services	3,423,000

Pharmaceuticals — 7.6%
1,188,376	Anesiva Inc.*	9,542,659
1,608,100	BioMimetic Therapeutics Inc.*	26,549,731
8,000,000	Forest Laboratories Inc.*	414,080,000
2,156,000	Johnson & Johnson	135,935,800
5,150,000	King Pharmaceuticals Inc.*	96,047,500
568,303	Pfizer Inc.	14,184,843
800,520	Teva Pharmaceutical Industries Ltd., ADR	28,466,491
3,600,000	Valeant Pharmaceuticals International	64,548,000

	Total Pharmaceuticals	789,355,024

	TOTAL HEALTH CARE	3,310,596,356

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         5

Schedule of Investments (February 28, 2007) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 8.0%
Aerospace & Defense — 2.7%
3,179,475	L-3 Communications Holdings Inc.	$276,932,272

Industrial Conglomerates — 4.4%
15,000,000	Tyco International Ltd.	462,450,000

Machinery — 0.9%
2,790,500	Pall Corp.	96,495,490

	TOTAL INDUSTRIALS	835,877,762

INFORMATION TECHNOLOGY — 12.3%
Communications Equipment — 2.5%
3,175,000	C-COR Inc.*	43,338,750
7,500,000	Motorola Inc.	138,900,000
675,072	Nokia Oyj	14,728,116
2,924,928	Nokia Oyj, ADR	63,851,178

	Total Communications Equipment	260,818,044

Computers & Peripherals — 2.4%
350,000	LaserCard Corp.*	4,406,500
6,150,000	Quantum Corp.*	15,190,500
4,000,000	SanDisk Corp.*	145,680,000
3,180,150	Seagate Technology	85,546,035

	Total Computers & Peripherals	250,823,035

Electronic Equipment & Instruments — 0.2%
689,000	Excel Technology Inc.*	18,403,190

Semiconductors & Semiconductor Equipment — 6.0%
5,000,000	Broadcom Corp., Class A Shares*	170,450,000
1,050,000	Cabot Microelectronics Corp.*	34,366,500
3,720,000	Cirrus Logic Inc.*	32,252,400
1,300,000	Cree Inc.*	22,880,000
1,270,000	DSP Group Inc.*	26,149,300
3,280,000	Intel Corp.	65,108,000
14,000,000	Micron Technology Inc.*	166,040,000
4,000,000	RF Micro Devices Inc.*	31,920,000
738,100	Standard Microsystems Corp.*	21,087,517
3,300,000	Teradyne Inc.*	53,196,000

	Total Semiconductors & Semiconductor Equipment	623,449,717

Software — 1.2%
1,100,000	Advent Software Inc.*	39,820,000
1,700,000	Autodesk Inc.*	69,955,000
680,800	Microsoft Corp.	19,178,136

	Total Software	128,953,136

	TOTAL INFORMATION TECHNOLOGY	1,282,447,122

	TOTAL INVESTMENTS — 99.9% (Cost — $6,539,637,263#)	10,397,680,583
	Other Assets in Excess of Liabilities — 0.1%	5,866,850

	TOTAL NET ASSETS — 100.0%	$10,403,547,433

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

6         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Statement of Assets and Liabilities (February 28, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $6,539,637,263)	$10,397,680,583
Receivable for Fund shares sold	19,683,518
Receivable for securities sold	8,168,283
Dividends receivable	6,100,519
Receivable for litigation proceeds	1,792,234
Receivable from manager	71,494
Prepaid expenses	192,908

Total Assets	10,433,689,539

LIABILITIES:
Payable for Fund shares repurchased	14,934,420
Investment management fee payable	5,783,266
Distribution fees payable	4,161,287
Transfer agent fees payable	4,050,360
Due to custodian	230,212
Directors’ fees payable	166,077
Deferred compensation payable	355
Accrued expenses	816,129

Total Liabilities	30,142,106

Total Net Assets	$10,403,547,433

NET ASSETS:
Par value (Note 5)	$961,633
Paid-in capital in excess of par value	6,554,454,360
Accumulated net investment loss	(42,961,114)
Accumulated net realized gain on investments and foreign currency transactions	33,048,072
Net unrealized appreciation on investments and foreign currencies	3,858,044,482

Total Net Assets	$10,403,547,433

Shares Outstanding:
Class A	39,709,483

Class B	21,452,704

Class C	18,923,688

Class I (1)	16,077,383

Class R	86

Net Asset Value:
Class A (and redemption price)	$112.56

Class B (2)	$99.71

Class C (2)	$100.63

Class I (and redemption price) (1)	$117.59

Class R	$112.54

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.75%) (3)	$119.43

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.
(2)	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
(3)	Class A shares maximum initial sales charge increased from 5.00% to 5.75% on November 20, 2006.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         7

Statement of Operations (For the six months ended February 28, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$28,445,460
Interest	1,722,710
Less: Foreign taxes withheld	(22,106)

Total Investment Income	30,146,064

EXPENSES:
Investment management fee (Note 2)	36,787,391
Distribution fees (Notes 2 and 4)	26,708,599
Transfer agent fees (Note 4)	7,019,777
Reorganization and restructuring fees (Note 11)	1,669,733
Shareholder reports (Note 4)	313,142
Directors’ fees	234,170
Legal fees	137,104
Insurance	122,493
Registration fees	117,496
Custody fees	29,848
Audit and tax	20,562
Miscellaneous expenses	15,760

Total Expenses	73,176,075
Less: Fee waivers and/or expense reimbursements (Notes 2 and 11)	(71,494)

Net Expenses	73,104,581

Net Investment Loss	(42,958,517)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	37,831,181
Foreign currency transactions	207

Net Realized Gain	37,831,388

Change in Net Unrealized Appreciation/Depreciation From:
Investments	299,539,682
Foreign currencies	(1,754)

Change in Net Unrealized Appreciation/Depreciation	299,537,928

Net Gain on Investments and Foreign Currency Transactions	337,369,316

Increase in Net Assets From Operations	$294,410,799

See Notes to Financial Statements.

8         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended February 28, 2007 (unaudited) and the year ended August 31, 2006

	2007	2006
OPERATIONS:
Net investment loss	$(42,958,517)	$(83,611,725)
Net realized gain	37,831,388	9,439,939
Change in net unrealized appreciation/depreciation	299,537,928	735,033,732

Increase in Net Assets From Operations	294,410,799	660,861,946

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	929,808,227	1,912,243,361
Cost of shares repurchased	(1,098,364,211)	(1,698,734,241)
Net assets of shares issued in connection with merger (Note 7)	54,747,177	—

Increase (Decrease) in Net Assets From Fund Share Transactions	(113,808,807)	213,509,120

Increase in Net Assets	180,601,992	874,371,066
NET ASSETS:
Beginning of period	10,222,945,441	9,348,574,375

End of period*	$10,403,547,433	$10,222,945,441

* Includes accumulated net investment loss of:	$(42,961,114)	—

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         9

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$109.36		$101.83	$84.33	$78.36	$62.24	$91.46

Income (Loss) From Operations:
Net investment loss	(0.33)		(0.64)	(0.63)	(0.71)	(0.58)	(0.71)
Net realized and unrealized gain (loss)	3.53		8.17	18.13	6.68	16.70	(28.51)

Total Income (Loss) From Operations	3.20		7.53	17.50	5.97	16.12	(29.22)

Net Asset Value, End of Period	$112.56		$109.36	$101.83	$84.33	$78.36	$62.24

Total Return(3)	2.93%		7.39%	20.75%	7.62%	25.90%	(31.95)%

Net Assets, End of Period (millions)	$4,470		$4,274	$3,677	$2,959	$2,332	$1,639

Ratios to Average Net Assets:
Gross expenses	1.16	%(4)(5)	1.13%	1.21%	1.21%	1.22%	1.21%
Net expenses	1.16	(4)(5)(6)	1.13 (6)	1.21	1.19 (6)	1.22	1.21
Net investment loss	(0.59	)(4)	(0.59)	(0.69)	(0.82)	(0.86)	(0.88)

Portfolio Turnover Rate	0	%(7)	5%	2%	5%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended February 28, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.12% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Amount represents less than 1%.

See Notes to Financial Statements.

10         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$97.28		$91.33	$76.25	$71.43	$57.19	$84.73

Income (Loss) From Operations:
Net investment loss	(0.72)		(1.36)	(1.23)	(1.28)	(1.03)	(1.26)
Net realized and unrealized gain (loss)	3.15		7.31	16.31	6.10	15.27	(26.28)

Total Income (Loss) From Operations	2.43		5.95	15.08	4.82	14.24	(27.54)

Net Asset Value, End of Period	$99.71		$97.28	$91.33	$76.25	$71.43	$57.19

Total Return(3)	2.50%		6.51%	19.78%	6.75%	24.90%	(32.50)%

Net Assets, End of Period (millions)	$2,139		$2,251	$2,326	$2,124	$1,984	$1,542

Ratios to Average Net Assets:
Gross expenses	1.98	%(4)(5)	1.95%	2.01%	2.03%	2.03%	2.03%
Net expenses	1.98	(4)(5)(6)	1.95 (6)	2.01	2.01 (6)	2.03	2.03
Net investment loss	(1.41	)(4)	(1.42)	(1.49)	(1.64)	(1.67)	(1.70)

Portfolio Turnover Rate	0	%(7)	5%	2%	5%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended February 28, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.95% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$98.09		$91.94	$76.69	$71.79	$57.44	$85.03

Income (Loss) From Operations:
Net investment loss	(0.63)		(1.21)	(1.17)	(1.22)	(0.99)	(1.20)
Net realized and unrealized gain (loss)	3.17		7.36	16.42	6.12	15.34	(26.39)

Total Income (Loss) From Operations	2.54		6.15	15.25	4.90	14.35	(27.59)

Net Asset Value, End of Period	$100.63		$98.09	$91.94	$76.69	$71.79	$57.44

Total Return(3)	2.59%		6.69%	19.89%	6.83%	24.98%	(32.45)%

Net Assets, End of Period (millions)	$1,904		$1,900	$1,782	$1,611	$1,415	$1,076

Ratios to Average Net Assets:
Gross expenses	1.81	%(4)(5)	1.80%	1.93%	1.95%	1.96%	1.95%
Net expenses	1.81	(4)(5)(6)	1.78 (6)	1.93	1.93 (6)	1.96	1.95
Net investment loss	(1.24	)(4)	(1.24)	(1.40)	(1.56)	(1.60)	(1.62)

Portfolio Turnover Rate	0	%(7)	5%	2%	5%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended February 28, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.78% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)	Amount represents less than 1%.

See Notes to Financial Statements.

12         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class I Shares(1)(2)	2007(3)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$114.00		$105.71	$87.18	$80.67	$63.81	$93.38

Income (Loss) From Operations:
Net investment loss	(0.10)		(0.19)	(0.25)	(0.36)	(0.30)	(0.41)
Net realized and unrealized gain (loss)	3.69		8.48	18.78	6.87	17.16	(29.16)

Total Income (Loss) From Operations	3.59		8.29	18.53	6.51	16.86	(29.57)

Net Asset Value, End of Period	$117.59		$114.00	$105.71	$87.18	$80.67	$63.81

Total Return(4)	3.15%		7.84%	21.25%	8.07%	26.42%	(31.67)%

Net Assets, End of Period (millions)	$1,891		$1,798	$1,564	$1,186	$876	$178

Ratios to Average Net Assets:
Gross expenses	0.74	%(5)(6)	0.71%	0.79%	0.80%	0.81%	0.82%
Net expenses	0.74	(5)(6)(7)	0.70 (7)	0.79	0.78 (7)	0.81	0.82
Net investment loss	(0.17	)(5)	(0.17)	(0.27)	(0.40)	(0.43)	(0.49)

Portfolio Turnover Rate	0	%(8)	5%	2%	5%	1%	1%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(3)	For the six months ended February 28, 2007 (unaudited).

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.71% (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	Amount represents less than 1%.

See Notes to Financial Statements.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year ended August 31, unless otherwise noted:

Class R Shares(1)	2007(2)
Net Asset Value, Beginning of Period	$116.16

Loss From Operations:
Net investment loss	(0.13)
Net realized and unrealized loss	(3.49)

Total Loss From Operations	(3.62)

Net Asset Value, End of Period	$112.54

Total Return(3)	(3.12)%

Net Assets, End of Period (000s)	$10

Ratios to Average Net Assets:
Gross expenses	1.22	%(4)(5)
Net expenses	1.22	(4)(5)
Net investment loss	(0.65	)(4)

Portfolio Turnover Rate	0	%(6)

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period December 28, 2006 (inception date) to February 28, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.22% (Note 11).

(6)	Amount represents less than 1%.

See Notes to Financial Statements.

14         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Aggressive Growth Fund and is a separate diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

16         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”), formerly known as CAM North America LLC., is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee which is calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

During the six months ended February 28, 2007, the Fund was reimbursed for expenses in the amount of $71,494.

Citigroup Global Markets Inc. (“CGM”), Legg Mason Investor Services, LLC (“LMIS”) and PFS Investments Inc. (“PFS”) serve as distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 5.75% for Class A shares. Effective November 20, 2006, the maximum initial sales charge on Class A shares of the Fund increased from 5.00% to 5.75% for shares purchased on or after that date. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended February 28, 2007, LMIS and its affiliates received sales charges of approximately $216,000 on sales of the Fund’s Class A shares. In addition, for the six months ended February 28, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class B	Class C
CDSCs	$1,000	$538,000	$67,000

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

As of the close of business, December 1, 2006, the Fund assumed a liability for deferred compensation in the amount of $355 due to the merger with Legg Mason Partners Health Sciences Fund.

Certain officers and one Trustee of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.	Investments

During the six months ended February 28, 2007, the aggregate cost of purchases and proceeds from sales of investments were as follows:

Purchases	$9,512,350

Sales	192,018,590

At February 28, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,586,778,296
Gross unrealized depreciation	(728,734,976)

Net unrealized appreciation	$3,858,043,320

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B, C and R shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, C and R shares calculated at the annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$5,597,025	$3,692,522	$128,516
Class B	11,332,233	2,662,431	100,031
Class C	9,779,332	662,974	57,769
Class I*	—	1,850	26,826
Class R**	9	—	—

Total	$26,708,599	$7,019,777	$313,142

*	As of November 20, 2006, Class Y shares were renamed Class I shares.
**	For the period December 28, 2006 (commencement of operations) to February 28, 2007.

18         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

5.	Capital Shares

At February 28, 2007, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2007		Year Ended August 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,924,903	$451,988,954	8,920,885	$966,672,149
Shares repurchased	(3,464,348)	(398,006,150)	(5,954,155)	(642,793,027)
Shares issued with merger	171,021	19,764,046	—	—

Net Increase	631,576	$73,746,850	2,966,730	$323,879,122

Class B
Shares sold	763,008	$77,753,270	2,306,292	$223,382,138
Shares repurchased	(2,675,278)	(273,734,280)	(4,629,359)	(446,639,925)
Shares issued with merger	221,548	22,725,893	—	—

Net Decrease	(1,690,722)	$(173,255,117)	(2,323,067)	$(223,257,787)

Class C
Shares sold	1,256,396	$129,209,976	3,446,082	$336,518,154
Shares repurchased	(1,817,594)	(187,020,555)	(3,458,299)	(336,155,352)
Shares issued with merger	118,445	12,257,238	—	—

Net Increase (Decrease)	(442,753)	$(45,553,341)	(12,217)	$362,802

Class I†
Shares sold	2,282,393	$270,846,027	3,446,510	$385,670,920
Shares repurchased	(1,978,055)	(239,603,226)	(2,466,011)	(273,145,937)

Net Increase	304,338	$31,242,801	980,499	$112,524,983

Class R‡
Shares sold	86	$10,000	—	—

Net Increase	86	$10,000	—	—

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

‡	For the period December 28, 2006 (commencement of operations) to February 28, 2007.

6.	Capital Loss Carryforward

On August 31, 2006, the Fund had a net capital loss carryforward of approximately $1,117,565 which expires in 2011. This amount will be available to offset any future taxable gains.

7.	Transfer of Net Assets

On December 1, 2006, the Fund acquired the assets and certain liabilities of the Legg Mason Partners Health Sciences Fund, pursuant to a plan of reorganization approved by

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

Legg Mason Partners Health Sciences Fund shareholders on November 20, 2006. Total shares issued by the Fund and the total net assets of Legg Mason Partners Health Sciences Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Legg Mason Partners Health Sciences Fund	511,014	$54,747,177	$10,785,330,413

The total net assets of Legg Mason Partners Health Sciences Fund before acquisition included unrealized appreciation of $2,033,044, accumulated net realized loss of $3,665,751 and accumulated net investment loss of $2,597. Total net assets of the Fund immediately after the transfer were $10,840,077,590. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the Fund’s prior investment manager, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in

20         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Fund.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.  Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

*  *  *

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, including the Fund, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10. Other	Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and

22         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented in 2007. As noted in the proxy materials, Legg Mason will pay for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to the expense limitation agreements, if applicable. See also “Additional Shareholder Information” at the end of this report.

12. Recent	Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income

Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

24         Legg Mason Partners Aggressive Growth Fund 2007 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On January 12, 2007, a Special Meeting of Shareholders was held to vote on various proposals recently approved by the Fund’s Board Members. The following tables provide the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the following proposals: (1) Election of Board Members and (2) Revise, Remove and Convert Fundamental Investment Policies.

1. Election of Board Members

Nominees:	Votes For	Authority Withheld	Abstentions	Broker Non-Votes
Paul R. Ades	50,131,114.044	1,064,965.199	0.000	0.000
Andrew L. Breech	50,146,689.772	1,049,389.471	0.000	0.000
Dwight B. Crane	50,119,930.548	1,076,148.695	0.000	0.000
Robert M. Frayn, Jr.	50,109,227.437	1,086,851.806	0.000	0.000
Frank G. Hubbard	50,137,213.087	1,058,866.156	0.000	0.000
Howard J. Johnson	50,135,388.238	1,060,691.005	0.000	0.000
David E. Maryatt	50,123,081.042	1,072,998.201	0.000	0.000
Jerome H. Miller	50,130,537.102	1,065,542.141	0.000	0.000
Ken Miller	50,142,445.017	1,053,634.226	0.000	0.000
John J. Murphy	50,145,297.672	1,050,781.571	0.000	0.000
Thomas F. Schlafly	50,125,295.239	1,070,784.004	0.000	0.000
Jerry A. Viscione	50,139,766.118	1,056,313.125	0.000	0.000
R. Jay Gerken, CFA	50,127,625.042	1,068,454.201	0.000	0.000

2. Revise, Remove and Convert Fundamental Investment Policies

Items Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
Revise:
Borrowing Money	44,177,707.250	1,286,449.708	716,953.285	5,014,969.000
Underwriting	44,227,855.408	1,214,606.543	738,648.292	5,014,969.000
Lending	44,162,286.347	1,286,689.044	732,134.852	5,014,969.000
Issuing Senior Securities	44,187,548.859	1,262,580.845	730,980.539	5,014,969.000
Real Estate	44,238,404.859	1,212,098.406	730,606.978	5,014,969.000
Commodities	44,175,856.122	1,266,389.863	738,864.258	5,014,969.000
Concentration	44,183,371.241	1,254,721.991	743,017.011	5,014,969.000
Remove:
Fundamental Policy
Relating to Diversification	44,156,418.257	1,292,670.654	732,021.332	5,014,969.000
Convert:
Fundamental to
Non-Fundamental	44,017,765.861	1,414,235.453	749,108.929	5,014,969.000

Legg Mason Partners Aggressive Growth Fund          25

Legg Mason Partners Aggressive Growth Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

ClearBridge Advisors, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Aggressive Growth Fund but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02208 4/07	SR07-314

Legg Mason Partners

Aggressive Growth Fund

The Fund is a separate investment fund of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4.	Principal Accountant Fees and Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: May 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Equity Trust

Date: May 7, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Equity Trust

Date: May 7, 2007